Income Tax Expense/(Benefit) - Disclosure of Detailed Information About Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates (Details) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Income taxes [Line Items]
Loss before income tax	$ (26,505)	$ (19,039)
Income tax expense/(benefit)	$ (411)	$ 174
Bendon Limited [Member]
Income taxes [Line Items]
Loss before income tax			$ (15,114)	$ (37,533)	$ (15,200)	$ (14,379)
Tax at New Zealand tax rate of 28% (2017: 28%, 2016: 28%, 2015: 28%)			(4,232)	(10,509)	(4,256)	(4,026)
Tax effect of: permanent differences (including impairment expense)			(6)	(105)	757	23
Tax effect of: adjustments in respect of current income tax of previous years			41	(449)	(237)	378
Tax effect of: effects of different tax rates of subsidiaries operating in other jurisdictions			(15)	(30)	(42)	(382)
Tax effect of: deferred tax assets relating to prior periods no longer recognised (note 25)					5,589
Tax effect of: deferred tax assets relating to the current year not brought to account			5,119	11,150	3,934	2,630
Tax effect of: other			(42)	3	(199)	103
Income tax expense/(benefit)			$ 865	$ 60	$ 5,546	$ (1,274)